Revenue- Breakdown by segment (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Revenue breakdown
Revenue	$ 22,994	¥ 158,273	¥ 101,143	¥ 76,204
Core commerce
Revenue breakdown
Revenue		133,880	92,335	69,536
Cloud computing
Revenue breakdown
Revenue		6,663	3,019	1,271
Digital media and entertainment
Revenue breakdown
Revenue		14,733	3,972	2,191
Innovation initiatives and others
Revenue breakdown
Revenue		2,997	1,817	3,206
Others | Core commerce
Revenue breakdown
Revenue		755	385	113
PRC | Retail | Core commerce
Revenue breakdown
Revenue		114,109	80,033	59,732
PRC | Wholesale | Core commerce
Revenue breakdown
Revenue		5,679	4,288	3,205
International commerce | Retail | Core commerce
Revenue breakdown
Revenue		7,336	2,204	1,768
International commerce | Wholesale | Core commerce
Revenue breakdown
Revenue		¥ 6,001	¥ 5,425	¥ 4,718